Commitments and contingencies (Details) - Other Commercial Commitments - USD ($) $ in Millions	Dec. 31, 2024	Aug. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 07, 2023
Other Commitments [Line Items]
Total	$ 42.9		$ 29.0
Super senior revolving credit facility, guarantee facility
Other Commitments [Line Items]
Revolving credit facility	45.0	$ 45.0			$ 30.0
Super senior revolving credit facility, guarantee facility | Super senior credit facility
Other Commitments [Line Items]
Revolving credit facility		$ 45.0		$ 30.0
Bank guarantees, letters of credit and performance bonds
Other Commitments [Line Items]
Total	42.9		29.0
Bank guarantees
Other Commitments [Line Items]
Restricted cash	$ 0.0		$ 0.0